Document and Entity Information	Mar. 08, 2021
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Document Period End Date	Mar. 08, 2021
Entity Registrant Name	Apollo Global Management, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35107
Entity Tax Identification Number	20-8880053
Entity Address, Address Line One	9 West 57th Street
Entity Address, Address Line Two	43rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	515-3200
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001411494
Amendment Flag	false
Series A Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	6.375% Series A Preferred Stock
Trading Symbol	APO.PR A
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	6.375% Series B Preferred Stock
Trading Symbol	APO.PR B
Security Exchange Name	NYSE
Class A Common Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	APO
Security Exchange Name	NYSE